Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
NET REVENUE	$ 1,705,457	$ 1,426,808	$ 3,193,010	$ 2,716,236	$ 6,502,962	$ 4,679,741
REVENUE SHARE EXPENSE	882,327	730,140	1,638,768	1,291,551	3,221,534	1,861,316
GROSS MARGIN	823,130	696,668	1,554,242	1,424,685	3,281,428	2,818,425
Operating expenses
Stock-based compensation					1,172,242	523,382
Depreciation and amortization			159,337	115,828	264,340	$ 193,791
Lawsuit settlement					400,000
Other operating expenses					2,471,174	$ 2,368,788
Total Operating expenses	980,659	896,529	1,823,269	2,386,747	4,307,756	3,085,961
INCOME (LOSS) FROM OPERATIONS	(157,529)	(199,861)	(269,027)	(962,062)	(1,026,328)	(267,536)
OTHER INCOME (EXPENSE)
Interest income	304	223	601	329	935	246
Interest expense					0	0
TOTAL OTHER INCOME	304	223	601	329	935	246
INCOME LOSS BEFORE PROVISION FOR INCOME TAXES	$ (157,225)	$ (199,638)	$ (268,426)	$ (961,733)	(1,025,393)	(267,290)
PROVISION FOR INCOME TAXES					0	0
NET INCOME (LOSS)	$ (157,225)	$ (199,638)	$ (268,426)	$ (961,733)	$ (1,025,393)	$ (267,290)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	22,924,819	23,241,707	22,917,678	20,355,651	22,382,415	14,388,017
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: FULLY DILUTED					24,008,353	21,196,096
NET INCOME (LOSS) PER SHARE: BASIC AND DILUTED (no separate per share amount shown because loss is antidilutive)					$ (0.04)	$ (0.02)
NET INCOME (LOSS) PER SHARE
BASIC	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.05)
DILUTED